Consolidated Statements of Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share option and warrant reserve	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2020		117,823,857
Balance, amount at Dec. 31, 2020	$ 166,272	$ 294,710	$ 11,521	$ 0	$ (139,959)
Statement [Line Items]
Comprehensive loss for the year	(16,790)	$ 0	0	0	(16,790)
Shares issued pursuant to the purchase of a royalty, net of share issue costs, shares		328,767
Shares issued pursuant to the purchase of a royalty, net of share issue costs, amount	290	$ 290	0	0	0
Shares issued pursuant to private placement, net of share issue costs, shares		7,461,450
Shares issued pursuant to private placement, net of share issue costs, amount	5,385	$ 5,385	0	0	0
Share options exercised, shares		5,834
Share options exercised, amount	5	$ 6	(1)	0	0
Warrants exercised, shares		101,042
Warrants exercised, amount	147	$ 159	(12)	0	0
Fair value of warrants issued	0	(5,086)	5,086	0	0
Share-based compensation	2,046	0	2,046	0	0
Balance, amount at Dec. 31, 2021	157,355	$ 295,464	18,640	0	(156,749)
Balance, shares at Dec. 31, 2021		125,720,950
Statement [Line Items]
Comprehensive loss for the year	24,905	$ 0	0	(3)	24,908
Share-based compensation	1,669	$ 0	1,669	0	0
Shares issued pursuant to offering, net of share issue costs (note 15b(i)), shares		13,750,000
Shares issued pursuant to offering, net of share issue costs (note 15b(i)), amount	10,864	$ 10,864	0	0	0
Balance, amount at Dec. 31, 2022	$ 194,793	$ 306,328	$ 20,309	$ (3)	$ (131,841)
Balance, shares at Dec. 31, 2022		139,470,950